Commitment and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments
Capital commitments and contingent liabilities for the Company as at June 30, 2020 are summarized in the table below.

(in thousands of $)	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Vessel purchase commitments	937,000	—	—	—	—	—	937,000
Long-term debt obligations	37,533	38,274	39,062	133,689	193,340	326,484	768,382
Total	974,533	38,274	39,062	133,689	193,340	326,484	1,705,382